ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Disclosure of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 13,000		$ 11,337		$ 11,053
Other comprehensive income (loss)		(331)	[1]	283		72
Ownership changes	[2]	869		(1,740)		2
Ending balance		18,429	[3]	13,000		11,337
Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		13,000
Ending balance				13,000
Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[4]	17
Ending balance	[4]			17
Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				1,928		2,116
Other comprehensive income (loss)		(43)		64		36
Ownership changes	[2]	(3)		105		(57)
Ending balance		1,408				1,928
Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		2,252
Ending balance				2,252
Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[4]	2
Ending balance	[4]			2
Foreign currency translation | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(252)		(144)		(169)
Other comprehensive income (loss)		(66)		(70)		25
Ownership changes		4		(38)		0
Issuance of BBUC exchangeable shares		67
Ending balance		(247)		(252)		(144)
Foreign currency translation | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(252)
Ending balance				(252)
Foreign currency translation | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		0
Ending balance				0
FVOCI | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		76		52		11
Other comprehensive income (loss)		(69)		24		39
Ownership changes		0		0		2
Issuance of BBUC exchangeable shares		(15)
Ending balance		(8)		76		52
FVOCI | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		76
Ending balance				76
FVOCI | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		0
Ending balance				0
Other | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		24		(88)		(60)
Other comprehensive income (loss)		92		110		(28)
Ownership changes		1		1		0
Issuance of BBUC exchangeable shares		(5)
Ending balance		112		24		(88)
Other | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		23
Ending balance				23
Other | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1
Ending balance				1
Accumulated other comprehensive income (loss) | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(152)		(180)	[5]	(218)	[5]
Other comprehensive income (loss)	[5]	(43)		64		36
Ownership changes	[2],[5]	5		(37)		2
Issuance of BBUC exchangeable shares		47
Ending balance		(143)	[5]	(152)		$ (180)	[5]
Accumulated other comprehensive income (loss) | Limited partners | Previously stated
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[5]	(153)
Ending balance	[5]			(153)
Accumulated other comprehensive income (loss) | Limited partners | Adoption of new accounting standards
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[4],[5]	$ 1
Ending balance	[4],[5]			$ 1

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[2]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[3]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.
[4]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[5]	See Note 20 for additional information.